Equity - Summary of Movements of Shares in Share Trust (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Exercise of share options, (in shares)	(17,150,514)
Exercise of share options	$ 0	$ 0
Mesoblast Employee Share Trust
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Opening balance, (in shares)	542,903	542,903	542,903
Transfer to employee share trust (in shares)	16,640,000	1,072,363	0
Exercise of share options, (in shares)	(17,150,514)	(1,072,363)	0
Ending balance, (in shares)	32,389	542,903	542,903
Opening balance	$ 0	$ 0	$ 0
Transfer to employee share trust	0	0	0
Exercise of share options	0	0	0
Ending balance	$ 0	$ 0	$ 0